Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage Expenses and Vessel Operating Expenses [Abstract]
Commissions	$ 224	$ 281	$ 241
Bunkers expenses	1,634	716	968
Other voyage expenses	240	191	143
Total	$ 2,098	$ 1,188	$ 1,352